Loans (Balances Of Commercial Loan Portfolio Classes, Disaggregated By PD Grade) (Details) $ in Thousands		Dec. 31, 2016 USD ($) number	Dec. 31, 2015 USD ($) number	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses		$ 202,068	$ 210,242	$ 232,448	$ 253,809
Total loans collectively evaluated for impairment		19,243,664	17,337,055	15,846,431
Total loans individually evaluated for impairment		298,778	308,049	342,345
Allowance - collectively evaluated for impairment		155,527	157,528	165,635
Allowance - individually evaluated for impairment		45,818	51,032	63,628
Allowance - purchased credit impaired loans		723	1,682	3,185
Purchase credit impaired loans - recorded investment		$ 47,078	$ 41,398	$ 41,390
Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percent of total commercial loans		100.00%	100.00%
Allowance for loan losses		$ 123,250	$ 98,796
Total loans collectively evaluated for impairment		14,187,074	12,034,633
Total loans individually evaluated for impairment		51,086	39,527
Total commercial loans		14,283,610	12,111,325
Allowance - collectively evaluated for impairment		118,518	93,499
Allowance - individually evaluated for impairment		4,413	4,124
Allowance - purchased credit impaired loans		$ 319	$ 1,173
Percent of loan collectively evaluated for impairment		99.00%	99.00%
Percent of loan individually evaluated for impairment		1.00%	1.00%
Purchase credit impaired loans - recorded investment		$ 45,450	$ 37,165
Percent of loan purchased-credit impaired		0.00%	0.00%
General C I [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans collectively evaluated for impairment		$ 9,710,168	$ 8,414,906
Total loans individually evaluated for impairment		44,753	27,133
Total commercial loans		9,795,453	8,458,116
Purchase credit impaired loans - recorded investment		40,532	16,077
Loans To Mortgage Companies [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans collectively evaluated for impairment		2,045,189	1,669,908
Total loans individually evaluated for impairment		0	0
Total commercial loans		2,045,189	1,669,908
Purchase credit impaired loans - recorded investment		0	0
TRUPs [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans collectively evaluated for impairment	[1]	304,236	305,027
Total loans individually evaluated for impairment	[1]	3,209	3,339
Total commercial loans	[1]	307,445	308,366
Valuation allowance		$ 25,500	$ 25,500
Highest internal grade | number		13	13
Purchase credit impaired loans - recorded investment	[1]	$ 0	$ 0
Income C R E [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans collectively evaluated for impairment		2,085,619	1,578,083
Total loans individually evaluated for impairment		1,831	7,638
Total commercial loans		2,092,033	1,602,386
Purchase credit impaired loans - recorded investment		4,583	16,665
Residential C R E [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans collectively evaluated for impairment		41,862	66,709
Total loans individually evaluated for impairment		1,293	1,417
Total commercial loans		43,490	72,549
Purchase credit impaired loans - recorded investment		335	4,423
Commercial Loan P D Grade One [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		$ 466,257	$ 565,285
Percent of total commercial loans		3.00%	5.00%
Allowance for loan losses		$ 77	$ 130
Commercial Loan P D Grade One [Member] | General C I [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		465,179	564,684
Commercial Loan P D Grade One [Member] | Loans To Mortgage Companies [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		0	0
Commercial Loan P D Grade One [Member] | TRUPs [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	[1]	0	0
Commercial Loan P D Grade One [Member] | Income C R E [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		1,078	601
Commercial Loan P D Grade One [Member] | Residential C R E [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		0	0
Commercial Loan P D Grade Two [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		$ 803,012	$ 608,792
Percent of total commercial loans		6.00%	5.00%
Allowance for loan losses		$ 403	$ 320
Commercial Loan P D Grade Two [Member] | General C I [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		791,183	598,402
Commercial Loan P D Grade Two [Member] | Loans To Mortgage Companies [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		0	0
Commercial Loan P D Grade Two [Member] | TRUPs [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	[1]	0	0
Commercial Loan P D Grade Two [Member] | Income C R E [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		11,742	10,267
Commercial Loan P D Grade Two [Member] | Residential C R E [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		87	123
Commercial Loan P D Grade Three [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		$ 1,107,542	$ 1,003,101
Percent of total commercial loans		8.00%	8.00%
Allowance for loan losses		$ 304	$ 356
Commercial Loan P D Grade Three [Member] | General C I [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		491,386	502,548
Commercial Loan P D Grade Three [Member] | Loans To Mortgage Companies [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		462,486	415,532
Commercial Loan P D Grade Three [Member] | TRUPs [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	[1]	0	0
Commercial Loan P D Grade Three [Member] | Income C R E [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		153,670	85,021
Commercial Loan P D Grade Three [Member] | Residential C R E [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		0	0
Commercial Loan P D Grade Four [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		$ 1,532,811	$ 1,479,258
Percent of total commercial loans		11.00%	12.00%
Allowance for loan losses		$ 953	$ 1,091
Commercial Loan P D Grade Four [Member] | General C I [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		978,282	877,443
Commercial Loan P D Grade Four [Member] | Loans To Mortgage Companies [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		332,107	432,477
Commercial Loan P D Grade Four [Member] | TRUPs [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	[1]	0	0
Commercial Loan P D Grade Four [Member] | Income C R E [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		222,422	157,213
Commercial Loan P D Grade Four [Member] | Residential C R E [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		0	12,125
Commercial Loan P D Grade Five [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		$ 1,873,965	$ 1,661,477
Percent of total commercial loans		13.00%	14.00%
Allowance for loan losses		$ 6,670	$ 7,000
Commercial Loan P D Grade Five [Member] | General C I [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		1,232,401	1,169,245
Commercial Loan P D Grade Five [Member] | Loans To Mortgage Companies [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		275,209	263,396
Commercial Loan P D Grade Five [Member] | TRUPs [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	[1]	0	0
Commercial Loan P D Grade Five [Member] | Income C R E [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		365,653	221,528
Commercial Loan P D Grade Five [Member] | Residential C R E [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		702	7,308
Commercial Loan P D Grade Six [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		$ 2,502,310	$ 1,975,722
Percent of total commercial loans		17.00%	16.00%
Allowance for loan losses		$ 10,403	$ 10,779
Commercial Loan P D Grade Six [Member] | General C I [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		1,540,519	1,190,011
Commercial Loan P D Grade Six [Member] | Loans To Mortgage Companies [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		614,109	387,095
Commercial Loan P D Grade Six [Member] | TRUPs [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	[1]	0	0
Commercial Loan P D Grade Six [Member] | Income C R E [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		338,344	388,239
Commercial Loan P D Grade Six [Member] | Residential C R E [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		9,338	10,377
Commercial Loan P D Grade Seven [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		$ 2,228,369	$ 1,992,478
Percent of total commercial loans		16.00%	16.00%
Allowance for loan losses		$ 14,010	$ 14,410
Commercial Loan P D Grade Seven [Member] | General C I [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		1,556,117	1,474,613
Commercial Loan P D Grade Seven [Member] | Loans To Mortgage Companies [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		317,283	155,799
Commercial Loan P D Grade Seven [Member] | TRUPs [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	[1]	0	0
Commercial Loan P D Grade Seven [Member] | Income C R E [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		352,390	348,703
Commercial Loan P D Grade Seven [Member] | Residential C R E [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		2,579	13,363
Commercial Loan P D Grade Eight [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		$ 1,422,786	$ 1,007,359
Percent of total commercial loans		10.00%	8.00%
Allowance for loan losses		$ 25,986	$ 16,520
Commercial Loan P D Grade Eight [Member] | General C I [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		963,359	797,679
Commercial Loan P D Grade Eight [Member] | Loans To Mortgage Companies [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		30,974	15,609
Commercial Loan P D Grade Eight [Member] | TRUPs [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	[1]	0	0
Commercial Loan P D Grade Eight [Member] | Income C R E [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		425,503	193,338
Commercial Loan P D Grade Eight [Member] | Residential C R E [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		2,950	733
Commercial Loan P D Grade Nine [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		$ 725,767	$ 504,289
Percent of total commercial loans		5.00%	4.00%
Allowance for loan losses		$ 13,857	$ 9,644
Commercial Loan P D Grade Nine [Member] | General C I [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		611,774	453,948
Commercial Loan P D Grade Nine [Member] | Loans To Mortgage Companies [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		4,299	0
Commercial Loan P D Grade Nine [Member] | TRUPs [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	[1]	0	0
Commercial Loan P D Grade Nine [Member] | Income C R E [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		105,277	48,599
Commercial Loan P D Grade Nine [Member] | Residential C R E [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		4,417	1,742
Commercial Loan P D Grade Ten [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		$ 423,616	$ 332,836
Percent of total commercial loans		3.00%	3.00%
Allowance for loan losses		$ 8,400	$ 5,327
Commercial Loan P D Grade Ten [Member] | General C I [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		355,359	253,658
Commercial Loan P D Grade Ten [Member] | Loans To Mortgage Companies [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		8,663	0
Commercial Loan P D Grade Ten [Member] | TRUPs [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	[1]	0	0
Commercial Loan P D Grade Ten [Member] | Income C R E [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		50,484	64,728
Commercial Loan P D Grade Ten [Member] | Residential C R E [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		9,110	14,450
Commercial Loan P D Grade Eleven [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		$ 265,371	$ 210,391
Percent of total commercial loans		2.00%	2.00%
Allowance for loan losses		$ 6,556	$ 5,676
Commercial Loan P D Grade Eleven [Member] | General C I [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		238,230	190,647
Commercial Loan P D Grade Eleven [Member] | Loans To Mortgage Companies [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		0	0
Commercial Loan P D Grade Eleven [Member] | TRUPs [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	[1]	0	0
Commercial Loan P D Grade Eleven [Member] | Income C R E [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		20,600	18,825
Commercial Loan P D Grade Eleven [Member] | Residential C R E [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		6,541	919
Commercial Loan P D Grade Twelve [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		$ 190,094	$ 100,251
Percent of total commercial loans		1.00%	1.00%
Allowance for loan losses		$ 6,377	$ 2,728
Commercial Loan P D Grade Twelve [Member] | General C I [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		170,531	78,463
Commercial Loan P D Grade Twelve [Member] | Loans To Mortgage Companies [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		0	0
Commercial Loan P D Grade Twelve [Member] | TRUPs [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	[1]	0	0
Commercial Loan P D Grade Twelve [Member] | Income C R E [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		15,395	17,656
Commercial Loan P D Grade Twelve [Member] | Residential C R E [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		4,168	4,132
Commercial Loan P D Grade Thirteen [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		$ 432,571	$ 452,548
Percent of total commercial loans		3.00%	4.00%
Allowance for loan losses		$ 4,225	$ 5,289
Commercial Loan P D Grade Thirteen [Member] | General C I [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		121,276	142,690
Commercial Loan P D Grade Thirteen [Member] | Loans To Mortgage Companies [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		0	0
Commercial Loan P D Grade Thirteen [Member] | TRUPs [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	[1]	304,236	305,027
Commercial Loan P D Grade Thirteen [Member] | Income C R E [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		6,748	4,572
Commercial Loan P D Grade Thirteen [Member] | Residential C R E [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		311	259
Commercial Loan P D Grade Fourteen Fifteen Sixteen [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		$ 212,603	$ 140,846
Percent of total commercial loans		1.00%	1.00%
Allowance for loan losses		$ 20,297	$ 14,229
Commercial Loan P D Grade Fourteen Fifteen Sixteen [Member] | General C I [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		194,572	120,875
Commercial Loan P D Grade Fourteen Fifteen Sixteen [Member] | Loans To Mortgage Companies [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		59	0
Commercial Loan P D Grade Fourteen Fifteen Sixteen [Member] | TRUPs [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	[1]	0	0
Commercial Loan P D Grade Fourteen Fifteen Sixteen [Member] | Income C R E [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		16,313	18,793
Commercial Loan P D Grade Fourteen Fifteen Sixteen [Member] | Residential C R E [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade		$ 1,659	$ 1,178

[1]	Balances as of December 31 , 2016 and 2015 , presented net of a $ 25.5 million valuation allowance . Based on the underlying structure of the notes , the highest possible internal grade is " 13 ".